Equity Incentive Plans - Summary of Stock Option and Cash-Settled SAR Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Exercised (in shares)	(24,711)	(19,687)	(21,517)
Outstanding at end of year (in shares)	214,974
Weighted Average Exercise Price
Outstanding at end of year, Weighted Average Exercise Price (in dollars per share)	$ 57.08
Stock Options and Stock Appreciation Rights
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)	414,778	357,254	284,591
Granted (in shares)	5,000	117,665	121,830
Exercised (in shares)	(42,617)	(58,841)	(48,867)
Forfeited or expired (in shares)	(5,167)	(1,300)	(300)
Outstanding at end of year (in shares)	371,994	414,778	357,254
Options and cash-settled SARs exercisable at year end (in shares)	186,431	167,918	159,560
Weighted Average Exercise Price
Outstanding at beginning of year, Weighted Average Exercise Price (in dollars per share)	$ 55.13	$ 50.18	$ 43.71
Granted, Weighted Average Exercise Price (in dollars per share)	69	64.13	61.48
Exercised, Weighted Average Exercise Price (in dollars per share)	47.23	43.27	40.76
Forfeited or expired, Weighted Average Exercise Price (in dollars per share)	60.35	45.5	37.6
Outstanding at end of year, Weighted Average Exercise Price (in dollars per share)	56.15	55.13	50.18
Options and cash-settled SARs exercisable at year end, Weighted Average Exercise Price (in dollars per share)	$ 50.22	$ 46.09	$ 41.93